Capital	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Capital
Note 25: Capital
The change in capital, which includes stated share capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Share Capital	Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital

Balance, December 31, 2022	476,059,110	$3,754	$110	$1,534	$5,398
Return of capital	(15,781,853)	(2,107)	-	60	(2,047)
Shares issued under DRIP	162,457	21	-	-	21
Stock compensation plans (1)	1,147,749	142	-	(90)	52
Repurchases of common shares (2)	(8,624,631)	(19)	-	-	(19)
Balance, December 31, 2023	452,962,832	1,791	110	1,504	3,405
Shares issued under DRIP	180,659	29	-	-	29
Stock compensation plans (1)	942,756	152	-	(73)	79
Repurchases of common shares	(4,075,762)	(15)	-	-	(15)
Balance, December 31, 2024	450,010,485	$1,957	$110	$1,431	$3,498

(1)	Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans.
(2)	Stated share capital was reduced by $11 million related to the Company’s pre-defined share repurchase plan. See share repurchases below.
Common shares of the Company have no par value and the authorized common share capital is an unlimited number of shares.
Return of Capital and Share Consolidation
In June 2023, the Company returned approximately $2.0 billion to its shareholders through a return of capital transaction, which was funded from the proceeds of the Company’s dispositions of LSEG shares (see note 9). The transaction consisted of a cash distribution of $4.67 per common share and a share consolidation, or “reverse stock split”, at a ratio of 1 pre-consolidated
share for 0.963957 post-consolidated shares.
Shareholders who were subject to income tax in a jurisdiction other than Canada were given the opportunity to opt-out of the transaction. The share consolidation was proportional to the cash distribution and the share consolidation ratio was based on the volume weighted-average trading price of the shares on the NYSE, the stock exchange on which its shares were listed at the time (see note 33), for the five-trading day period immediately preceding June 23, 2023, the effective date for the return of capital transaction. Woodbridge, our principal shareholder, participated in this transaction. As a result of the share consolidation, the Company’s outstanding common shares were reduced by
15.8 million common shares.
Dividends
Dividends on common shares are declared in U.S. dollars. In the consolidated statement of cash flow, dividends paid on common shares are shown net of amounts reinvested in the Company under its DRIP.
Details of dividends declared per common share and dividends paid on common shares are as follows:

	Year ended December 31,

	2024	2023
Dividends declared per common share	$2.16	$1.96
Dividends declared	973	908
Dividends reinvested	(29)	(21)
Dividends paid	944	887
Registered holders of common shares may participate in the DRIP, under which cash dividends are automatically reinvested in new common shares. Common shares are valued at the weighted-average price at which the shares traded on the TSX during the five trading days immediately preceding the record date for the dividend.

Share Repurchases – Normal Course Issuer Bid (“NCIB”)
The Company buys back shares (and subsequently cancels them) from time to time as part of its capital strategy. Share repurchases are typically executed under a NCIB. On November 1, 2023, the Company announced that it planned to repurchase up to
$1.0
billion of its common shares under a renewed NCIB, which was approved by the TSX and effective on November 1, 2023. Under the renewed NCIB, up to
10 million
common shares were permitted to be repurchased between November 3, 2023 and November 2, 2024. In May 2024, the Company completed its $1.0 billion share repurchase plan.
Details of share repurchases were as follows:

	Year ended December 31,

	2024	2023
Share repurchases (millions of U.S. dollars)	639	1,079
Shares repurchased (number in millions)	4.1	8.6
Share repurchases - average price per share	$156.92	$125.07
From time to time when the Company does not possess material nonpublic information about itself or its securities, it may enter into a pre-defined
plan with its broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to its own internal trading blackout periods, insider trading rules or otherwise. Any such plans entered into with the Company’s broker will be adopted in accordance with applicable Canadian securities laws and the requirements of Rule
10b5-1
under the U.S. Securities Exchange Act of 1934, as amended. The Company entered into such a plan with its broker on December 28, 2023. As a result, the Company recorded a $400 million liability in “Other financial liabilities” within current liabilities as of December 31, 2023 with a corresponding amount recorded in equity in the consolidated statement of financial position.
Series II, Cumulative Redeemable Preference Shares
The authorized preference share capital of the Company is an unlimited number of preference shares without par value. The directors are authorized to issue preference shares without par value in one or more series, and to determine the number of shares in and terms attaching to, each such series. As of December 31, 2024 and 2023,
6,000,000 Series II, cumulative redeemable preference shares were authorized, issued and outstanding. The Series II preference shares are non-voting
and are redeemable at the option of the Company for C$
25.00
per share, together with accrued dividends. Dividends are payable quarterly at an annual rate of 70% of the Canadian bank prime rate applied to the stated capital of such shares.